Uncertainty due to changes in domestic and global economic conditions	12 Months Ended
Dec. 31, 2021
Uncertainty due to changes in domestic and global economic conditions [Abstract]
Uncertainty due to changes in domestic and global economic conditions

49.	Uncertainty due to changes in domestic and global economic conditions
The rapid spread of the
COVID-19
is negatively affecting the global economy. The Group uses forward-looking information to estimate expected credit losses in accordance with IFRS 9
‘Financial Instruments’
and the default rate at the end of 2021 was
re-estimated
and reflected in the measurement of expected credit loss allowance using the changed forward-looking information on GDP growth and private consumption growth, which are major variables for calculating the default rate. As of December 31, 2021, the economic environment has remained uncertain. Expected credit losses may change depending on the end of the
COVID-19
and the pace of economic recovery. The Group will continue to monitor the impact of the
COVID-19
on the economy.
Risk exposures by major consolidated subsidiaries due to
COVID-19
are as follows, figures may significantly vary for industries that are highly affected by future economic conditions:

(a)	Shinhan Bank

	2020
	Airlift passenger		Lodging	Oil/ petroleum refinery	Art-related	Movie theater	Clothing manufacturing	Travel	Total
Loans at amortized cost	~~W~~	120,854	3,445,269	685,336	244,036	95,240	1,763,741	112,647	6,467,123
Securities at fair value through profit or loss		—	—	3,088	—	—	3,060	—	6,148
Securities at fair value through other comprehensive income		52,878	2,611	224,894	—	6,539	9,797	—	296,719
Off-balance accounts		404,767	289,948	3,058,516	9,630	111,266	938,705	60,171	4,873,003

	~~W~~	578,499	3,737,828	3,971,834	253,666	213,045	2,715,303	172,818	11,642,993

	2021
	Airlift passenger		Lodging	Oil/ petroleum refinery	Art-related	Movie theater	Clothing manufacturing	Travel	Total
Loans at amortized cost	~~W~~	164,904	3,314,684	937,385	219,859	86,241	2,082,545	92,152	6,897,770
Securities at fair value through profit or loss		—	—	29,911	—	—	—	2,737	32,648
Securities at fair value through other comprehensive income		114,158	18,142	264,343	—	7,123	10,678	—	414,444
Off-balance accounts		364,351	323,638	2,650,311	20,196	91,622	982,026	37,941	4,470,085

	~~W~~	643,413	3,656,464	3,881,950	240,055	184,986	3,075,249	132,830	11,814,947

(b)	Shinhan Card Co., Ltd.

	2020
	Retails
	Credit sales		Short term card loan	Long term card loan	Total
Loans at amortized cost	~~W~~	357,589	142,252	283,150	782,991
Total Exposure		702,124		—	702,124

	2021
	Retails
	Credit sales		Short term card loan	Long term card loan	Total
Loans at amortized cost	~~W~~	371,197	152,838	387,318	911,353
Total Exposure		814,598		—	814,598

(c)	Jeju Bank

	2020
	Lodging		Manufacturing	Retail	Construction industry	Leisure related service industry	Transportation business	Etc	Total
Loans at amortized cost	~~W~~	599,875	30,095	517,843	85,640	57,677	29,679	92,373	1,413,182
Off-balance accounts		20,658	563	18,691	7,100	1,053	2,103	3,082	53,250

	~~W~~	620,533	30,658	536,534	92,740	58,730	31,782	95,455	1,466,432

	2021
	Airlift passenger		Lodging	Art-related	Movie theater	Leisure related service industry	Bus business	Bath business	Youth training facilities business	Total
Loans at amortized cost	~~W~~	—	295,664	4,161	596	25,432	7,535	17,089	5,466	355,943
Off-balance accounts		4	5,439	161	4	991	197	538	6	7,340

	~~W~~	4	301,103	4,322	600	26,423	7,732	17,627	5,472	363,283

As of December 31, 2020 and 2021, the exposures of the loans applied for moratorium of interest payments and moratorium of repayment in installments by Shinhan Bank and Jeju Bank are as follows:

(a)	Shinhan Bank

	2020		2021
Moratorium of interest payments	~~W~~	242,794	224,449
Moratorium of repayment in installments		1,067,502	1,342,366
Moratorium of interest payments and moratorium of repayment in installments		80,581	65,773

	~~W~~	1,390,877	1,632,588

(b)	Jeju Bank

	2020		2021
Moratorium of interest payments	~~W~~	629	348
Moratorium of repayment in installments		328,055	276,193

	~~W~~	328,684	276,541